UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Leora R. Weiner
Title:  Chief Compliance Officer
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
     Leora R. Weiner         Beverly Hills, CA          November 12, 2004
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          40

Form 13F Information Table Value Total:   $14633104
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103   964748 20509106 SH       SOLE                 19156006           1353100
American Express Company       COM              025816109  1110445 21578792 SH       SOLE                 20059692           1519100
Anglo American PLC             COM              03485p102     1644    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   226596  6515130 SH       SOLE                  6032130            483000
Bear Stearns Companies, Inc.   COM              073902108     3150    32753 SH       SOLE                    32753
CVS Corporation                COM              126650100   584614 13876420 SH       SOLE                 13094220            782200
Coca Cola Co.                  COM              191216100   232082  5794800 SH       SOLE                  5470800            324000
El Paso Corporation            COM              28336L109   725934 78991689 SH       SOLE                 74212389           4779300
Electronic Data Systems Corpor COM              285661104   859930 44349166 SH       SOLE                 41715366           2633800
Equity Office Properties Trust COM              294741103    90927  3336780 SH       SOLE                  3125380            211400
Equity Residential             COM              29476L107     2108    68000 SH       SOLE                    68000
Fannie Mae                     COM              313586109   974303 15367561 SH       SOLE                 14371161            996400
Freddie Mac                    COM              313400301  1604573 24594924 SH       SOLE                 23194124           1400800
GlaxoSmithKline                COM              37733w105     1991    45520 SH       SOLE                    45520
HCA Inc.                       COM              404119109   431696 11315750 SH       SOLE                 10571750            744000
Johnson & Johnson              COM              478160104   253998  4509100 SH       SOLE                  4262800            246300
Kraft Foods Inc. Class A       COM              50075n104   675957 21310130 SH       SOLE                 19822330           1487800
Lockheed Martin Corporation    COM              539830109     1478    26500 SH       SOLE                    26500
Manpower Inc.                  COM              56418H100     4800   107900 SH       SOLE                   107900
Marsh & McLennan Companies Inc COM              571748102   614731 13433800 SH       SOLE                 12568600            865200
Mattel, Inc.                   COM              577081102      691    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101      563    20100 SH       SOLE                    20100
Merrill Lynch & Co., Inc.      COM              590188108   413814  8322880 SH       SOLE                  7770880            552000
Nike, Inc.  Class B            COM              654106103     1584    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106     2908   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   183085  7314614 SH       SOLE                  6907294            407320
PepsiCo, Inc.                  COM              713448108     4009    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   483168 15789790 SH       SOLE                 14893990            895800
Pitney Bowes Inc.              COM              724479100   288648  6545300 SH       SOLE                  6162800            382500
Safeway Inc.                   COM              786514208   374888 19414200 SH       SOLE                 18252900           1161300
Sara Lee Corporation           COM              803111103   114810  5022300 SH       SOLE                  4799400            222900
Target Corporation             COM              87612e106     1810    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   589411 54625700 SH       SOLE                 51059500           3566200
The Interpublic Group of Compa COM              460690100   272397 25722105 SH       SOLE                 24064605           1657500
The Kroger Co.                 COM              501044101   508830 32785440 SH       SOLE                 30143840           2641600
Time Warner Inc.               COM              887317105   232177 14385214 SH       SOLE                 13227914           1157300
Tyco International Ltd.        COM              902124106   951988 31049835 SH       SOLE                 28952035           2097800
UST Inc.                       COM              902911106   434516 10792750 SH       SOLE                 10253850            538900
United Technologies Corporatio COM              913017109     4202    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   403900 10799461 SH       SOLE                 10106061            693400